Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax asset
Net operating losses carry forwards	$ 19,239	$ 22,234
Other temporary differences	36	54
Total deferred tax assets	19,275	22,288
Less valuation allowance	0	0
Deferred tax asset, net of valuation allowance	19,275	22,288
Deferred tax liabilities
Investment in joint venture	29,323	31,709
Other temporary differences	9,600	56
Total deferred tax liabilities	38,923	31,765
Net deferred tax liability	$ (19,648)	$ (9,477)